Financial investments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Financial investments [Abstract]
Fair Value through OCI (Investment in Ten West link)	$ 2,813	$ 2,088
Derivative assets	13,050	8,230
Other receivable accounts at amortized cost	35,726	34,924
Total non-current financial investments	51,589	45,242
Fair value through profit or loss	0	1,715
Contracted concessional financial assets	131,217	131,066
Other receivable accounts at amortized cost	83,931	77,357
Total current financial investments	$ 215,148	$ 210,138